Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Wasatch Emerging Markets Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH EMERGING MARKETS SELECT FUND® — SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the applicable class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in companies of all market capitalizations that are tied economically to emerging market countries.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies that are tied economically to emerging market countries.

Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.

Under normal market conditions, the Fund will generally invest in 30 to 50 companies. However, we may invest in fewer or more companies when we believe that doing so will help our efforts to achieve the Fund’s investment objective.

We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom-up” fundamental analysis with the goal of owning the highest quality growth companies tied economically to emerging market countries. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.

The Fund may also invest in companies domiciled in developed and frontier markets.

The Fund may invest a large percentage of its assets in a few sectors, including financials, consumer staples, industrials, consumer discretionary, information technology, materials, and health care.

The Fund may invest a large percentage of its assets in a particular region or market, including India and China.

		The Fund may invest in initial public offerings (IPOs), early stage companies and in convertible securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets in a few sectors, including financials, consumer staples, industrials, consumer discretionary, information technology, materials, and health care.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The investment techniques and risk analysis employed by the Advisor may not produce the desired results. This could cause the Fund to lose value even when the overall stock market is not in a general decline, or could cause the Fund’s investment results to lag its performance benchmark or other funds with similar benchmarks.

Equity Securities Risk. Equity securities represent ownership in a company. They may be traded (bought or sold) on a securities exchange or stock market. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries such as labor shortages, an increase in production costs and changes in competitive conditions within an industry. In addition, the value of equity securities may decline due to general market conditions not specifically related to a company or industry such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes in government regulations, or generally adverse investor sentiment. Certain equity securities may be less liquid, meaning that they may be difficult to sell at a time or price that is desirable, than other types of securities, or they may be illiquid. Some securities exchanges or stock markets may also be less liquid or illiquid due to low trading volume.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the amount of taxation, limitations on the use or transfer of Fund assets, the degree of market regulation, settlement practices, the potential for permanent or temporary termination of trading, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies or other government interference in which case the Fund could lose all or a significant portion of its investment in that country.

Frontier Markets Risk. In addition to the risks of investing in foreign securities in developed and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme stock price volatility and illiquidity.

Indian Market and Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Chinese Market and Asia Region Risk. The value of the Fund’s assets may be adversely affected by, among other things, political, economic, social and religious instability, inadequate investor protection, accounting standards and practices, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest, and military activity. Countries in the Asia region, particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Asian economies and companies could be affected if global economic conditions deteriorate as a result of political instability and uncertainty. In addition, international trade could be affected by politically motivated actions in the U.S. and Europe, and by increased tensions with other nations.

Small Company Stock Risk. Small-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small-cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in companies’ current or expected earnings than the prices of other stocks, and growth stock prices may fall or may not appreciate in step with the broader securities markets.

Liquidity Risk. The trading market for a particular security or type of security in which the Fund invests may be significantly less liquid than developed or even emerging markets, and there may be little or no trading volume for a period of time for a particular security. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities quickly at a desired price when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. It may be difficult at times to sell such securities at any price, which could impact not only the daily net asset value (NAV) of the Fund, but also the composition of the portfolio if other securities must be sold to meet the Fund’s liquidity needs. Additionally, market quotations for such securities may be volatile affecting the daily NAV of the Fund.

Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as consumer services, household durables, leisure products, textiles, apparel and luxury goods, hotels, restaurants, retailing, e-commerce, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics and consumer tastes, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

Consumer Staples Sector Risk. The consumer staples sector includes companies in the food and staples retailing, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.

Financials Sector Risk. The financials sector includes companies in the banks, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies, including thrifts and mortgage finance and consumer finance companies, may be affected by extensive government regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banking companies may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets, a sub-industry of diversified financials, may be affected by extensive government regulation as well as economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.

Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, and pharmaceuticals, biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceuticals, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.

Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies.

Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector. Additionally, success in the internet services and infrastructure industry is subject to continued demand for internet services.

Materials Sector Risk. The materials sector includes companies in the chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products industries. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Metals and mining companies could be affected by supply and demand and operational costs.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

		Convertible Securities Risk. The Fund may invest in convertible securities, which are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality, and have less potential for gains or capital appreciation in a rising stock market than other equity securities. They tend to be more volatile than other fixed-income securities, and the markets for convertible securities may be less liquid than the markets for common stocks or bonds. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security then the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed-income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock. Additionally, an issuer may have the right to buy back a convertible security at a time and price that is unfavorable to the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. Performance for the Fund’s Investor Class shares would be substantially similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index. After-tax returns are shown for Investor Class only. After-tax returns for the Institutional Class will vary. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wasatchglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH EMERGING MARKETS SELECT FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 3/31/2017	14.71%
Worst — 9/30/2015	-15.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Wasatch Emerging Markets Select Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1]
1 Year	rr_ExpenseExampleYear01	$ 154
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	1,020
10 Years	rr_ExpenseExampleYear10	$ 2,259
2013	rr_AnnualReturn2013	(3.27%)
2014	rr_AnnualReturn2014	4.01%
2015	rr_AnnualReturn2015	(17.16%)
2016	rr_AnnualReturn2016	(5.09%)
2017	rr_AnnualReturn2017	37.66%
2018	rr_AnnualReturn2018	(11.50%)
2019	rr_AnnualReturn2019	28.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.14%)
1 Year	rr_AverageAnnualReturnYear01	28.04%
5 Years	rr_AverageAnnualReturnYear05	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
Wasatch Emerging Markets Select Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[1]
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	$ 1,694
1 Year	rr_AverageAnnualReturnYear01	28.40%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
Wasatch Emerging Markets Select Fund | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.04%
5 Years	rr_AverageAnnualReturnYear05	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
Wasatch Emerging Markets Select Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.60%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
Wasatch Emerging Markets Select Fund | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.42%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.61%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[2]

[1]	Wasatch Advisors, Inc., doing business as Wasatch Global Investors (Advisor), the Fund’s investment advisor, has contractually agreed to reimburse the Investor Class shares and Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% and 1.20%, respectively, of average daily net assets until at least January 31, 2021 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Fund may only make repayments to the Advisor for amounts reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date.
[2]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.